Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events

Note 9 – Subsequent Events

Subsequent Events

The Company evaluates events that have occurred after the balance sheet date but before the financial statements are issued. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required further adjustment or disclosure in the consolidated financial statements.

Convertible Promissory Note Issuance

On April 20, 2012, the Company completed and closed an offering of 12% Convertible Promissory Notes in which it sold an aggregate principal amount of $400,000 in notes to four persons. Each of the notes matures 90 days after issuance and is convertible, at the option of the holder, into Company units, at a price of $0.45 per unit, each unit consisting of one share of the Company’s common stock and one warrant representing the right to purchase one share of the Company’s common stock for a period of five years from issuance at an exercise price of $1.00 per share. The warrants will be exercisable on a cashless basis and will contain weighted average anti-dilution price protection.

Option Grants

Subsequent to March 31, 2012, the Company committed to offer ten-year options under the 2011 Plan to purchase an aggregate of up to 550,000 shares of the Company’s common stock to two new employees, with the exercise date to be determined on the date of grant. The options will vest ratably on an annual basis over a three-year term.

Subsequent to March 31, 2012, the Company committed to offer ten-year options, not pursuant to the 2011 Plan, to purchase 500,000 shares of the Company’s common stock to two new advisory board members, with the exercise date to be determined on the date of grant. The options vest ratably on a quarterly basis over a three-year term.

Consulting Agreement

In April 2012, the Company amended a consulting services agreement pursuant to which, among other things, the Company agreed to issue seven-year warrants to purchase an additional 500,000 shares of the Company’s common stock at an exercise price of $1.00 per share. The Company also agreed to pay a cash fee of $100,000 on or before April 30, 2012.

Note 16 – Subsequent Events

Subsequent Events

The Company evaluates events that have occurred after the balance sheet date but before the financial statements are issued. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required further adjustment or disclosure in the consolidated financial statements.

Second Private Offering

Subsequent to December, 2011, the public company had three additional closings of the Second Private Offering pursuant whereby an aggregate of 4,356,669 Second Units were sold at a price of $0.375 per Second Unit, resulting in $1,633,750 of aggregate gross proceeds. Each Second Unit consists of one share of common stock and a warrant to purchase one-quarter share of common stock, such that an aggregate of 4,356,669 shares of common stock and Second Investor Warrants to purchase 1,089,169 shares of common stock at an exercise price of $1.00 per share were issued. In addition, the placement agent (1) was paid cash commissions of $136,500; and (2) was issued five-year Second Broker Warrants to purchase 364,000 shares of the Company’s common stock at an exercise price of $0.375.

Option Grants

Subsequent to December 31, 2011, the Company granted to its directors, officers, employees and consultants ten-year options to purchase an aggregate of 23,275,000 shares of the Company’s common stock at an exercise price of $0.345 per share, of which 12,475,000 were granted under the Company’s 2011 Equity Incentive Plan and the remaining 10,800,000 (of which 6,900,000 were granted to the New CEO – see Note 15 – Commitments and Contingencies – Employment Agreements) were not granted pursuant to an established plan. The options vest as follows: (i) an option to purchase 6,900,000 shares of common stock granted to the New CEO vested on an accelerated basis in November 2011 based on the New CEO meeting specified performance criteria; (ii) an option to purchase 2,500,000 shares of common stock vests one-third immediately, one-third on September 21, 2012 and one-third on September 21, 2013; (iii) options to purchase an aggregate of 13,325,000 shares of common stock vest one-third 0.7-1.0 years from the date of grant, one-third 1.7-2.0 years from the date of grant and one-third 2.7-3.0 years from the date of grant; and (iv) options to purchase an aggregate of 550,000 shares of common stock vest ratably on a quarterly basis over a three-year term. The aggregate grant date value of approximately $5,172,000 will be recognized proportionate to the vesting scheme, of which, $1,526,970 has been accrued during the year ended December 31, 2011. The assumptions used in the Black-Scholes option pricing model were as follows: risk-free rate of 0.96%-1.11%; expected volatility of 75.0%; expected term of 5.4-6.0 years; expected dividend yield of 0%.

Employment Agreements

The Company hired a new Chief Financial Officer (the “New CFO”) on January 23, 2012. In connection with his appointment, the New CFO received (i) an annual base salary of $175,000; (ii) eligibility for bonus compensation; (iii) an option to purchase 1,000,000 shares of the Company’s common stock, vesting over a period of three years, under the 2011 Equity Incentive Plan, exercisable at a price of $0.345 per share; and (iv) 100,000 shares of the Company’s restricted common stock. In addition, in the event that the New CFO was terminated without reasonable cause, he would be entitled to a severance payment equal to six months of his base salary at the time of termination. On February 15, 2012, the New CFO was granted an option to purchase 500,000 shares of the Company’s common stock, vesting over a period of three years, under the 2011 Equity Incentive Plan, exercisable at a price of $0.345 per share. Both of the New CFO’s options are included in the above “Option Grants” discussion.

Operating Leases

In January 2012, the Company executed a 63-month lease for 3,465 square feet of new headquarters office space in Folsom, California. The lease commenced on March 30, 2012. The base rent commences at $6,757 per month and escalates to $7,833 per month over the lease term. The Company is entitled to pay no base rent during each of the 13th, 26th, and 39th months of the lease.

In February 2012, the Company executed a 37-month sub-lease of its Las Vegas, Nevada office space. The sub-lease rent income commences at $8,983 per month and escalates to $9,818 per month over the lease term.